Dividends	12 Months Ended
Mar. 31, 2018
Dividend [Abstract]
Dividends

11. Dividends

What dividends have been paid and proposed for the year?

The Board recommends that a final dividend in respect of the year ended 31 March 2018 of 10.55p per share will be paid to shareholders on 3 September 2018, taking the full year proposed dividend per share in respect of 2017/18 to 15.4p (2016/17: 15.4p, 2015/16: 14.0p) which amounts to approximately £1,524m (2016/17: £1,532m, 2015/16: £1,324m). This final dividend is subject to approval by shareholders at the Annual General Meeting and therefore the liability of approximately £1,044m (2016/17: £1,050m, 2015/16: £954m) has not been included in these financial statements. The proposed dividend will be payable to all shareholders on the Register of Members on 10 August 2018.

The value of £1,524m (2016/17: £1,436m, 2015/16: £1,078m) for the final and interim dividends is disclosed in our statement of changes in equity. This value may differ from the amount shown for equity dividends paid in the group cash flow statement, which represents the actual cash paid in relation to dividend cheques that have been presented over the course of the financial year.

		2018		2017		2016
Year ended 31 March	pence per share	£m	pence per share	£m	pence per share	£m

Final dividend in respect of the prior year	10.55	1,044	9.60	954	8.50	710
Interim dividend in respect of the current year	4.85	480	4.85	482	4.40	368
	15.40	1,524	14.45	1,436	12.90	1,078